Disclosure of consolidated statements of income and loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Intangible assets		$ 0
Mineral properties, plant and equipment	$ 14,966	14,118
Finance costs	171	76
Accretion	$ 791	23
As previously presented [Member]
Statement [Line Items]
Intangible assets		22
Mineral properties, plant and equipment		14,096
Finance costs		99
Accretion		0
Aggregate immaterial presentation or reallocation [Member]
Statement [Line Items]
Intangible assets		(22)
Mineral properties, plant and equipment		22
Finance costs		(23)
Accretion		$ 23